Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Products Trust
Entity Central Index Key	0000916403
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000023590
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	IAMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$67	1.28%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
AssetsNet	$ 1,013,580,389
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,013,580,389 # of Portfolio Holdings77 Portfolio Turnover Rate49%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.6%
Common Stock	99.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.3%
Industrials	21.7%
Consumer Discretionary	13.3%
Health Care	12.1%
Financials	6.7%
Communication Services	4.8%
Energy	3.6%
Utilities	2.4%
Materials	1.8%
Consumer Staples	1.7%
Real Estate	1.5%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Cloudflare, Inc. - Class A	3.7%
Comfort Systems USA, Inc.	3.6%
Snowflake, Inc. - Class A	3.1%
Datadog, Inc. - Class A	2.8%
Royal Caribbean Cruises Ltd.	2.7%
WW Grainger, Inc.	2.6%
Lumentum Holdings, Inc.	2.4%
Vistra Corp.	2.4%
Live Nation Entertainment, Inc.	2.4%
Cencora, Inc.	2.3%

C000023591
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IIMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,013,580,389
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,013,580,389 # of Portfolio Holdings77 Portfolio Turnover Rate49%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.6%
Common Stock	99.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.3%
Industrials	21.7%
Consumer Discretionary	13.3%
Health Care	12.1%
Financials	6.7%
Communication Services	4.8%
Energy	3.6%
Utilities	2.4%
Materials	1.8%
Consumer Staples	1.7%
Real Estate	1.5%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Cloudflare, Inc. - Class A	3.7%
Comfort Systems USA, Inc.	3.6%
Snowflake, Inc. - Class A	3.1%
Datadog, Inc. - Class A	2.8%
Royal Caribbean Cruises Ltd.	2.7%
WW Grainger, Inc.	2.6%
Lumentum Holdings, Inc.	2.4%
Vistra Corp.	2.4%
Live Nation Entertainment, Inc.	2.4%
Cencora, Inc.	2.3%

C000163133
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,013,580,389
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,013,580,389 # of Portfolio Holdings77 Portfolio Turnover Rate49%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.6%
Common Stock	99.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.3%
Industrials	21.7%
Consumer Discretionary	13.3%
Health Care	12.1%
Financials	6.7%
Communication Services	4.8%
Energy	3.6%
Utilities	2.4%
Materials	1.8%
Consumer Staples	1.7%
Real Estate	1.5%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Cloudflare, Inc. - Class A	3.7%
Comfort Systems USA, Inc.	3.6%
Snowflake, Inc. - Class A	3.1%
Datadog, Inc. - Class A	2.8%
Royal Caribbean Cruises Ltd.	2.7%
WW Grainger, Inc.	2.6%
Lumentum Holdings, Inc.	2.4%
Vistra Corp.	2.4%
Live Nation Entertainment, Inc.	2.4%
Cencora, Inc.	2.3%

C000023592
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	ISMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
AssetsNet	$ 1,013,580,389
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,013,580,389 # of Portfolio Holdings77 Portfolio Turnover Rate49%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.6%
Common Stock	99.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.3%
Industrials	21.7%
Consumer Discretionary	13.3%
Health Care	12.1%
Financials	6.7%
Communication Services	4.8%
Energy	3.6%
Utilities	2.4%
Materials	1.8%
Consumer Staples	1.7%
Real Estate	1.5%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Cloudflare, Inc. - Class A	3.7%
Comfort Systems USA, Inc.	3.6%
Snowflake, Inc. - Class A	3.1%
Datadog, Inc. - Class A	2.8%
Royal Caribbean Cruises Ltd.	2.7%
WW Grainger, Inc.	2.6%
Lumentum Holdings, Inc.	2.4%
Vistra Corp.	2.4%
Live Nation Entertainment, Inc.	2.4%
Cencora, Inc.	2.3%

C000074884
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	IMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$62	1.18%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
AssetsNet	$ 1,013,580,389
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,013,580,389 # of Portfolio Holdings77 Portfolio Turnover Rate49%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.6%
Common Stock	99.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.3%
Industrials	21.7%
Consumer Discretionary	13.3%
Health Care	12.1%
Financials	6.7%
Communication Services	4.8%
Energy	3.6%
Utilities	2.4%
Materials	1.8%
Consumer Staples	1.7%
Real Estate	1.5%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Cloudflare, Inc. - Class A	3.7%
Comfort Systems USA, Inc.	3.6%
Snowflake, Inc. - Class A	3.1%
Datadog, Inc. - Class A	2.8%
Royal Caribbean Cruises Ltd.	2.7%
WW Grainger, Inc.	2.6%
Lumentum Holdings, Inc.	2.4%
Vistra Corp.	2.4%
Live Nation Entertainment, Inc.	2.4%
Cencora, Inc.	2.3%

C000073995
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	ISOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$80	1.43%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.43%
AssetsNet	$ 215,676,628
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,676,628 # of Portfolio Holdings110 Portfolio Turnover Rate77%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.9)%
Short-Term Investments	7.3%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Health Care	27.8%
Industrials	22.3%
Information Technology	19.6%
Consumer Discretionary	8.6%
Financials	7.2%
Energy	4.5%
Consumer Staples	3.3%
Materials	3.0%
Real Estate	1.3%
Short-Term Investments	7.3%
Liabilities in Excess of Other Assets	(4.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Standex International Corp.	2.6%
Silicon Motion Technology Corp.	2.5%
BrightSpring Health Services, Inc.	2.2%
Casella Waste Systems, Inc. - Class A	1.9%
Allegro MicroSystems, Inc.	1.8%
Granite Construction, Inc.	1.7%
Guardant Health, Inc.	1.6%
Glacier Bancorp, Inc.	1.6%
Repligen Corp.	1.5%
Life Time Group Holdings, Inc.	1.5%

C000023597
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IVSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$52	0.93%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.93%
AssetsNet	$ 215,676,628
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,676,628 # of Portfolio Holdings110 Portfolio Turnover Rate77%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.9)%
Short-Term Investments	7.3%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Health Care	27.8%
Industrials	22.3%
Information Technology	19.6%
Consumer Discretionary	8.6%
Financials	7.2%
Energy	4.5%
Consumer Staples	3.3%
Materials	3.0%
Real Estate	1.3%
Short-Term Investments	7.3%
Liabilities in Excess of Other Assets	(4.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Standex International Corp.	2.6%
Silicon Motion Technology Corp.	2.5%
BrightSpring Health Services, Inc.	2.2%
Casella Waste Systems, Inc. - Class A	1.9%
Allegro MicroSystems, Inc.	1.8%
Granite Construction, Inc.	1.7%
Guardant Health, Inc.	1.6%
Glacier Bancorp, Inc.	1.6%
Repligen Corp.	1.5%
Life Time Group Holdings, Inc.	1.5%

C000163134
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$50	0.89%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%
AssetsNet	$ 215,676,628
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,676,628 # of Portfolio Holdings110 Portfolio Turnover Rate77%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.9)%
Short-Term Investments	7.3%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Health Care	27.8%
Industrials	22.3%
Information Technology	19.6%
Consumer Discretionary	8.6%
Financials	7.2%
Energy	4.5%
Consumer Staples	3.3%
Materials	3.0%
Real Estate	1.3%
Short-Term Investments	7.3%
Liabilities in Excess of Other Assets	(4.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Standex International Corp.	2.6%
Silicon Motion Technology Corp.	2.5%
BrightSpring Health Services, Inc.	2.2%
Casella Waste Systems, Inc. - Class A	1.9%
Allegro MicroSystems, Inc.	1.8%
Granite Construction, Inc.	1.7%
Guardant Health, Inc.	1.6%
Glacier Bancorp, Inc.	1.6%
Repligen Corp.	1.5%
Life Time Group Holdings, Inc.	1.5%

C000023598
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	IVPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$66	1.18%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.18%
AssetsNet	$ 215,676,628
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,676,628 # of Portfolio Holdings110 Portfolio Turnover Rate77%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.9)%
Short-Term Investments	7.3%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Health Care	27.8%
Industrials	22.3%
Information Technology	19.6%
Consumer Discretionary	8.6%
Financials	7.2%
Energy	4.5%
Consumer Staples	3.3%
Materials	3.0%
Real Estate	1.3%
Short-Term Investments	7.3%
Liabilities in Excess of Other Assets	(4.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Standex International Corp.	2.6%
Silicon Motion Technology Corp.	2.5%
BrightSpring Health Services, Inc.	2.2%
Casella Waste Systems, Inc. - Class A	1.9%
Allegro MicroSystems, Inc.	1.8%
Granite Construction, Inc.	1.7%
Guardant Health, Inc.	1.6%
Glacier Bancorp, Inc.	1.6%
Repligen Corp.	1.5%
Life Time Group Holdings, Inc.	1.5%

C000074885
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	ISCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$75	1.33%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.33%
AssetsNet	$ 215,676,628
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,676,628 # of Portfolio Holdings110 Portfolio Turnover Rate77%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.9)%
Short-Term Investments	7.3%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Health Care	27.8%
Industrials	22.3%
Information Technology	19.6%
Consumer Discretionary	8.6%
Financials	7.2%
Energy	4.5%
Consumer Staples	3.3%
Materials	3.0%
Real Estate	1.3%
Short-Term Investments	7.3%
Liabilities in Excess of Other Assets	(4.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Standex International Corp.	2.6%
Silicon Motion Technology Corp.	2.5%
BrightSpring Health Services, Inc.	2.2%
Casella Waste Systems, Inc. - Class A	1.9%
Allegro MicroSystems, Inc.	1.8%
Granite Construction, Inc.	1.7%
Guardant Health, Inc.	1.6%
Glacier Bancorp, Inc.	1.6%
Repligen Corp.	1.5%
Life Time Group Holdings, Inc.	1.5%